Taxes	6 Months Ended
Jun. 30, 2026
Taxes [Abstract]
TAXES
10.	TAXES

(a)	Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Vietnam

Under the current Vietnamese corporate income tax laws, the Company’s subsidiary incorporated in Vietnam is subject to tiered corporate income tax rates. The standard corporate income tax rate is 20%. However, effective from the 2025 tax year onwards, small and micro enterprises may qualify for reduced rates: a 15% rate applies to enterprises with annual revenue not exceeding VND 3 billion, and a 17% rate applies to enterprises with annual revenue between over VND 3 billion and up to VND 50 billion. Additionally, qualified high-tech, prioritized industry projects, or projects located in designated economic zones and difficult socio-economic areas may be eligible for preferential CIT rates, such as 10%, along with tax holidays and reductions. Furthermore, payments of dividends by the subsidiary incorporated in Vietnam to the Company are not subject to any Vietnamese withholding tax. The Company did not make any provision for Vietnam corporate income tax as there were no assessable profits derived from or earned in Vietnam since inception.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiary incorporated in Hong Kong is subject to two-tier profit tax rates. The profits tax rate for the first HKD 2 million of assessable profits of a corporation will be subject to the lowered tax rate, 8.25% while the remaining assessable profits will be subject to the legacy tax rate, 16.5%. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. The Company did not make any provision for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception.

PRC

The Company’s PRC subsidiaries, the VIE and the VIE’s subsidiaries are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “CIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. The total impact of preferential tax rates amounted to approximately $1.0 million and $1.0 million for the six months ended June 30, 2026 and 2025, respectively and the impact to EPS was $0.18 and $0.19 for the six months ended June 30, 2026 and 2025.

Under the CIT Laws, an enterprise which qualifies as a High and New Technology Enterprise (“the HNTE”) is entitled to a preferential tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Beijing Shengfeng Supply Chain Management Co., Ltd. as a HNTE is entitled for a preferential tax rate of 15% from calendar year 2020 to 2025. Beijing Tianyushengfeng e-commerce Technology Co. Ltd. as a HNTE is entitled for a preferential tax rate of 15% from calendar year 2021 to 2026. Fujian Dafengche Information Technology Co. Ltd. as a HNTE is entitled for a preferential tax rate of 15% from calendar year 2024 to 2026.

For qualified small and low-profit enterprises, from January 1, 2023 to December 31, 2027, 25% of the first RMB3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the six months ended June 30, 2026 and 2025, some PRC subsidiaries, the VIE and the VIE’s subsidiaries are qualified small and low-profit enterprises, and thus are eligible for the above preferential tax rates for small and low-profit enterprises.

i)	The components of income (loss) before income taxes are as follows:

	For the Six Months Ended June 30,
	2026	2025
Non-PRC	$(94)	$(119)
PRC	8,032	6,887
Total	$7,938	$6,768

ii)	The components of the income tax provision are as follows:

	For the Six Months Ended June 30,
	2026	2025
Current income tax expense	$1,709	$786
Deferred income tax (benefit) expense	(328)	1
Total income tax expense	$1,381	$787

iii)	The following table reconciles PRC statutory rates to the Company’s effective tax rate:

The following table reconciles the China statutory rates to the Company’s effective tax rate for the six months ended June 30, 2026 and 2025:

	For the Six Months Ended June 30,
	2026	2025
PRC statutory income tax rate	25.0%	25.0%
Effect of preferential tax rates (a)	(12.4)%	(15.2)%
Eligible additional deduction (b)	(0.0)%	(1.0)%
Impact of different tax rates in other jurisdictions	0.3%	0.4%
Permanent differences (c)	4.5%	2.4%
Effective income tax rate	17.4%	11.6%

(a)	Preferential tax rates for small and low profit enterprise and high and new technology enterprise.

(b)	Eligible additional deduction mainly consisted of research and development super deduction and disabled staff super deduction.

(c)	Permanent differences mainly consisted of non-deductible meal and entertainment fees in PRC tax returns.

iv)	The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	As of June 30, 2026	As of December 31, 2025
Deferred tax assets:
Net operating losses carryforward	$719	$309
Allowance for credit losses	772	776
Deferred income (a)	257	253
Intangible assets (b)	164	203
Operating lease liabilities	1,826	951
Total deferred tax assets	3,738	2,492
Less: valuation allowance	-	-
Total deferred tax assets, net of valuation allowance	3,738	2,492
Net off against deferred tax liabilities	(1,898)	(1,179)
Net deferred tax assets	$1,840	$1,313

Deferred tax liabilities:
Property and equipment (c)	$446	$355
Operating lease right-of-use assets	1,860	1,071
Deferred tax liabilities	2,306	1,426
Net off against deferred tax assets	(1,898)	(1,179)
Net deferred tax liabilities	$408	$247

(a)	Deferred income represents the assets related government subsidies, which will amortize on a straight-line basis within the useful life of related assets. The tax basis is recognized when the Company received the subsidies.

(b)	Intangible asset represents the amortization temporary difference of licensed software. Management uses 10 years useful life as the tax basis, which is different from the 5 years useful life in accounting basis.

(c)	Property and equipment represent the amortized temporary difference between the tax basis and the accounting basis.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, valuation allowances of nil were provided for the Company’s certain subsidiaries with net operating loss carryforwards as of June 30, 2026 and December 31, 2025.

According to PRC tax regulations, the PRC enterprise net operating loss can generally carry forward for no longer than five years, and HNTE’s net operating losses can be carried forward for no more than 10 years, starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted. The Group will re-apply for the HNTE certificate when the prior certificate expires in the foreseeable future. Total net operating losses (NOLs) carryforwards of the Group’s VIEs in mainland China is $2.9 million and $1.4 million as of June 30, 2026 and December 31, 2025, respectively. As of June 30, 2026, net operating loss carryforwards from PRC will expire in calendar years 2027 to 2031, and 2034, if not utilized.

Uncertain tax positions

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years. The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of June 30, 2026 and December 31, 2025, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interests and penalties tax for the six months ended June 30, 2026 and 2025.

(b)	Tax payable

Tax payable consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Value-added tax payable	$7,981	$2,627
Income tax payable	1,291	1,093
Other taxes payable	333	430
Total	$9,605	$4,150